Note 6 - Capital Stock	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
6.	Capital Stock

Share Capital
The Company’s Restated Articles of Incorporation authorize the Company to issue an unlimited number of common shares. On
December 8, 2014,
the Board resolved that the Company authorize for issuance up to a maximum of
155,000,000
common shares, subject to further resolutions of the Company’s board of directors.

	Number	Amount ($)
Balance at September 1, 2016	109,068,492	$122,380,723
Issued for private placements, net of share issue costs	7,197,543	5,589,501
Warrants issued on private placement	—	(6,592,000)
Agent warrants issued on private placement	—	(92,000)
Issued pursuant to Restricted Share Unit Plan	695,991	1,040,990
Shares issued for interest on gold loans	814,089	542,447
Finders fees on convertible loans	132,577	92,805
Shares issued for settlement of leases (Note 5)	458,329	288,747
Shares issued for settlement of amounts due to related parties (Note 9)	187,321	131,998
Shares issued for settlement of convertible loans (Note 23)	83,333	49,166
Exercise of warrants	3,146,944	1,742,000
Balance at August 31, 2017	121,784,619	$125,174,377
Issued pursuant to Restricted Share Unit Plan	385,147	188,722
Shares issued for interest on gold and convertible loans	1,172,128	612,900
Finders fees on convertible and gold bullion loans	466,504	234,752
Shares issued for settlement of convertible loans (Note 21 and 23)	1,354,405	792,381
Balance at August 31, 2018	125,162,803	$127,003,132

Activity during the year ended
August 31, 2018:

During the year ended
August 31, 2018,
385,147
shares were issued pursuant to the Company’s Restricted Share Unit Plan at an average price of
$0.49
for total issued value
$188,722.

During the year ended
August 31, 2018,
1,172,128
shares were issued
at an average price of
$0.52
per share for total issued value of
$612,900
for payment of interest of
$425,717,
resulting in a loss of
$187,183,
in connection with the gold loans and convertible loans (see Notes
21
and
23
for details).

During the year ended
August 31, 2018
, the Company issued
466,504
common shares at a price of
$0.50
per share for total issued value of
$234,752
for payment of finders fees in connection with the convertible loans (see Note
23
for details).

Activity during the year ended
August 31, 2017:

On
September 1, 2016,
the Company closed the
first
tranche of a
US$5
million private placement of securities with Crede CG III, Ltd.

In the initial round of financing, the Company privately placed
1,840,400
shares of its common stock and warrants for
US$1.25
million. The common stock issued in the
first
tranche of the financing, which closed on
September 1, 2016,
was priced at
US$0.6792
per share. The investor also received
five
-year warrants to purchase
1,840,400
shares of common stock with an exercise price of
US$0.8291
per share. If the market price of the shares was lower than the exercise price the warrants allow the holder to exercise the warrants into a variable number of common shares of the Company determined based on a fixed monetary value and the Company’s share price for no
consideration. As the number of shares was variable, the warrants were recognized as a derivative liability with a fair value of
$1,742,000
which was determined based on the fixed monetary value. In addition, the Company paid an
8%
agent fee on gross proceeds and a
5%
finders’ fee on gross proceeds and issued to the agents
73,616
agent warrants, each exercisable to acquire
one
common share at a price of
US$0.8718
for a period of
five
years.

On
September 26, 2016,
the Company closed the
second
tranche of the
$5
million private placement of securities with Crede CG III, Ltd.

In the
second
round of the financing, the Company privately placed convertible notes and warrants for
US$3.75
million. The convertible notes were issued in the principal amount of
US$3.75
million, carried a coupon of
2.0%
and matured on
September 26, 2046.
The Company immediately exercised its right to cause the conversion of the convertible notes, resulting in the cancellation of the notes and the issuance of
5,357,143
shares of common stock to the investor. The investor also received five
-year warrants to purchase
4,017,857
shares of common stock at an exercise price of
US$1.10
per share. If the market price of the share is lower than the exercise price the warrants allow the holder to exercise into a variable number of common shares of the Company determined based on a fixed monetary value and the Company’s share price for no
consideration. As the number of shares was variable, the warrants were recognized as a derivative liability with a fair value of
$4,850,000
which was determined based on the fixed monetary value. In addition, the Company paid an
8%
agent fee on gross proceeds and the Company issued to the agents
214,285
agent warrants, each exercisable to acquire
one
common share at a price of
US$0.9515
for a period of
five
years.

During the year ended
August 31, 2017,
695,991
shares were issued pursuant to the Company’s Restricted Share Unit Plan at an average price of
$1.50
for total issued value of
$1,040,990.

During the year ended
August 31, 2017,
814,089
shares were issued
at an average price of
$0.67
per share for total issued value of
$542,447
for payment of interest in connection with the gold loans and convertible loans (see Notes
21
and
23
for details).

On
April 27, 2017,
the Company issued
132,577
common shares at a price of
$0.70
per share for total issued value of
$92,805
for payment of finders fees in connection with the gold bullion loan (see Note
21
for details).

Warrant issuances:

Activity during the year ended
August 31, 2018:

There were
no
warrant issuances during the year ended
August 31, 2018.

Activity during the year ended
August 31, 2017:

On
September 1, 2016
the Company issued
1,840,400
share purchase warrants in connection with the
first
tranche of its private placement financing as described above. Each warrant entitles the holder to acquire a common share at a price of
US$0.8291.
These warrants expire on
September 1, 2021.

Each warrant is convertible into a variable number of common shares equal in value to a fixed monetary amount for
$Nil
consideration if the Company’s share price is below exercise price. As the number of shares to be received on exercise is variable, the warrants are initially recognized as derivative liabilities at fair value. Subsequent changes in fair value to the date of exercise are recognized in the loss for the year.

The warrants had a fair value of
$1,742,000
on issuance, which was determined based on the fixed monetary amount.

The Company also issued
73,616
agent warrants in connection with the
first
tranche of its private placement financing. Each agent warrant entitles the holder to acquire a common share at a price of
US$0.8718.
These warrants expire on
September 1, 2021.

The warrants had a fair value of
$22,000
on issuance, which was estimated using the Black-Scholes option pricing model and recorded as a transaction cost. The following assumptions were used:

Risk-free interest rate	0.91%	Expected volatility	82%
Dividend yield	nil	Expected life	5 years

On
September 26, 2016
the Company issued
4,017,857
share purchase warrants in connection with the
second
tranche of its private placement financing as described above. Each warrant entitles the holder to acquire a common share at a price of
US$1.10.
These warrants expire on
September 26, 2021.

Each warrant is convertible into a variable number of common shares equal in value to a fixed monetary amount for
$Nil
consideration if the Company’s share price is below exercise price. As the number of shares to be received on exercise is variable, the warrants are initially recognized as derivative liabilities at fair value. Subsequent changes in fair value to the date of exercise are recognized in the loss for the year.

The warrants had a fair value of
$4,850,000
on issuance, which was determined based on the fixed monetary amount.

The Company also issued
214,285
agent warrants in connection with the
second
tranche of its private placement financing. Each agent warrant entitles the holder to acquire a common share at a price of
US$0.9515.
These warrants expire on
September 26, 2021.

The warrants had a fair value of
$70,000
on issuance, which was estimated using the Black-Scholes option pricing model and recorded as a transaction cost. The following assumptions were used:

Risk-free interest rate	0.87%	Expected volatility	84%
Dividend yield	nil	Expected life	5 years

Warrants and Compensation Options outstanding:

At
August 31, 2018,
the following warrants and compensation options were outstanding:

	Number of Warrants	Exercise price	Expiry date
Private placement financing agent warrants - September 26, 2016	214,285	USD$0.9515	September 26, 2021
Private placement financing - September 26, 2016	4,017,857	USD$1.10	September 26, 2021
Private placement financing agent warrants - September 1, 2016	73,616	USD$0.8718	September 1, 2021
Convertible senior note financing - December 9, 2014	257,143	USD$0.98	December 9, 2019

Balance, August 31, 2018	4,562,901	-	-

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, August 31, 2016	657,143	$1.29
Warrants granted	5,858,257	1.37
Agent warrants granted	287,901	1.25
Expired warrants	(400,000)	(1.30)
Warrants exercised	(1,840,400)	(1.12)
Balance, August 31, 2017 and August 31, 2018	4,562,901	$1.36

The outstanding warrants have weighted average price of
US$1.08
and weighted average remaining contractual life of
2.97
years.

Warrant liability:

Foreign currency denominated warrants (
not
including compensation warrants), are considered a derivative as they are not
indexed solely to the entity’s own stock.

Prior to
September 1, 2016
warrant liability consists of warrants that were originally issued in private placements with exercise prices denominated in a currency other than the Company’s functional currency, which at that time was the Canadian dollar. During the period that the Canadian dollar was the Company’s functional currency, warrants that were exercisable in US dollars was classified as derivative liabilities. Upon the change in functional currency to the US dollar on
September 1, 2016,
these derivative liabilities were
no
longer classified as derivatives and an amount of
$215,000
was reclassified to reserve for warrants.

The warrant liability at
August 31, 2018
relates to the
4,017,857
warrants that which were issued as part of the
September 26, 2016
private placement and are exercisable at the option of the holder into common shares that have a current market value of approximately
$4,850,000,
for
no
consideration. This cashless exercise right is only in effect if the current market price is less than the exercise price of
US$1.10.

The table below shows the activity for warrant liability for the year ended
August 31, 2018
and year ended
August 31, 2017:

Year ended	August 31, 2018	August 31, 2017
Balance at beginning of year	$4,850,000	$215,000
Warrants issued	—	6,592,000
Warrants exercised	—	(1,742,000)
Reclassification on change of functional currency	—	(215,000)
Balance at end of year	$4,850,000	$4,850,000

Restricted share units:
The Restricted Stock Unit Plan (the “RSU Plan”) is intended to enhance the Company’s and its affiliates’ abilities to attract and retain highly qualified officers, directors, key employees and other persons, and to motivate such officers, directors, key employees and other persons to serve the Company and its affiliates and to expend maximum effort to improve the business results and earnings of the Company, by providing to such persons an opportunity to acquire or increase a direct proprietary interest in the operations and future success of the Company. To this end, the RSU Plan provides for the grant of restricted stock units (RSUs). Each RSU represents an entitlement to one
common share of the Company, upon vesting. As of
November 29, 2016,
the Board resolved to amend the suspension to
800,000
of the
2,500,000
common shares previously authorized for issuance under the RSU Plan, such that a maximum of
2,500,000
shares shall be authorized for issuance under the RSU Plan, until such suspension may
be lifted or further amended. RSU awards
may,
but need
not,
be subject to performance incentives to reward attainment of annual or long-term performance goals in accordance with the terms of the RSU Plan. Any such performance goals are specified in the award agreement.

The Board of Directors implemented the RSU Plan under which officers, directors, employees and others are compensated for their services to the Company. Annual compensation for outside directors is
$68,750
per year, plus
$6,875
per year for serving on Committees, plus
$3,437
per year for serving as Chair of a Committee. On
April 11, 2012,
the board approved that at the election of each individual director, up to one
half of the annual compensation
may
be received in cash, paid quarterly. The remainder of the director’s annual compensation (at least one
half, and up to
100%
) will be awarded as RSUs in accordance with the terms of the RSU Plan and shall vest within a minimum of one
(
1
) year and a maximum of
three
(
3
) years, at the election of the director, subject to the conditions of the RSU Plan with respect to earlier vesting. In
2012,
the outside directors had the option to elect to receive
100%
of their compensation in RSUs. If
100%
compensation in RSUs is elected, the compensation on which the number of RSUs granted in excess of the required one
half shall be increased by
20%.

The Company uses the fair value method to recognize the obligation and compensation expense associated with the RSU’s. The fair value of RSU’s issued is determined on the grant date based on the market price of the common shares on the grant date multiplied by the number of RSUs granted. The fair value is expensed over the vesting term. Upon redemption of the RSU the carrying amount is recorded as an increase in common share capital and a reduction in the share based payment reserve.

The Company has a RSU Plan which allows the Company to issue RSU’s which are redeemable for the issue of common shares at prevailing market prices on the date of the RSU grant. The aggregate number of RSU’s outstanding is limited to a maximum of ten
percent of the outstanding common shares. The Company has granted RSU’s to officers and key employees.

Of the
2,500,000
shares authorized for issuance under the RSU Plan,
2,500,000
(
August 31, 2017 -
2,114,853
) shares have been issued as at
August 31, 2018.

Total share-based payment expense related to the issue of RSUs was
$49,981
for the year ended
August 31, 2018 (
2017
-
$262,931
). The amount capitalized to mineral properties for the year ended
August 31, 2018
was
$nil
(
2017
-
$16,497
). The amount charged to directors fees for the year ended
August 31, 2018
was
$nil
(
2017
-
$75,200
). During the year ended
August 31, 2018,
RSUs were forfeited resulting in
$65,098
(
2017
-
$123,571
) in a reduction in share-based compensation expense related to the reversal of the expense related to forfeited RSUs.

The following table summarizes changes in the number of RSUs outstanding:

	Number of RSU’s	Weighted average fair value at issue date
Balance, August 31, 2016	1,275,591	$1.18
Redeemed for common shares	(695,991)	$1.50
Forfeited/cancelled	(59,600)	$2.22
Balance, August 31, 2017	520,000	$0.49
Redeemed for common shares	(385,147)	$0.49
Forfeited/cancelled	(134,853)	$0.49
Balance, August 31, 2018	—	$—

Stock options:

The Company has a stock option plan (the “Plan”) under which the Company may
grant options to directors, officers, employees and consultants. The maximum number of common shares reserved for issue under the Plan at any point in time may
not
exceed
10%
of the number of shares issued and outstanding. The purpose of the Plan is to attract, retain and motivate directors, officers, employees, and certain third
party service providers by providing them with the opportunity to acquire a proprietary interest in the Company and benefit from its growth. Options granted under the Plan are non-assignable and vest over various terms up to
24
months from the date of grant. As at
August 31, 2018,
the Company had
5,084,280
(
August 31, 2017 –
3,557,077
) options available for issuance under the Plan.

The continuity of outstanding stock options for the years ended
August 31, 2018
and
2017
is as follows:

	Number of stock options	Weighted average exercise price per share $
Balance – August 31, 2016	—	—
Granted (i)	3,750,000	0.71
Balance – August 31, 2017	3,750,000	0.71
Cancelled (i)	(3,750,000)	(0.71)
Re-issued (i)	3,750,000	0.40
Granted (ii)	3,682,000	0.43
Balance – August 31, 2018	7,432,000	0.41

(i)	On
November 28, 2016,
the Company granted
3,750,000
stock options to directors, officers and employees of the Company. The options are exercisable at
CAD$0.71
per share expiring on
November 28, 2025.
The resulting fair value of
$2,133,000
was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of
0%;
expected volatility of
84%;
a risk-free interest rate of
0.95%
and an expected average life of
9
years. Volatility and expected life were based on historical experience. The options are subject to a vesting period whereby
1/3
of the options vest immediately,
1/3
vest on
September 1, 2017
with the remaining
1/3
vesting on
September 1, 2018.

Share based payments based on the portion vested during the year ended
August 31, 2018
amounted to
$408,000
(
2017
-
$1,725,000
).

Cancellation and re-issue of options:
On
October 11, 2017,
the Company
cancelled the options originally issued on
November 28, 2016
and re-issued the same number of options at an exercise price of
CAD$0.40
per share, with
1/3
of the options vesting immediately,
1/3
vesting on
October 11, 2018
with the remaining
1/3
vesting on
October 11, 2019.
The options expire on
Oct
ober
11,
2026.

The new options issued were accounted for as modifications in accordance with IFRS
2,
where
the incremental value was recorded as additional cost measured by the difference between the fair value of the cancelled options calculated on the modification date and the value of the
reissued options at the modification date.   The modification resulted in an increased value of
$240,000.
The amount is recognized over the vesting period of the reissued option.   Any remaining cost for the unvested cancelled options is recognized over the new vesting period.

Share based payments based on the portion vested during the year ended
August 31, 2018
amounted to
$240,000
(
2017
-
$nil
).

(ii)	On
September 29, 2017,
the Company granted
3,582,000
stock options to directors, officers and employees of the Company. The options are exercisable at
CAD$0.43
per share expiring on
September 29, 2026.
The resulting fair value of
$1,183,000
was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of
0%;
expected volatility of
76%;
a risk-free interest rate of
1.98%
and an expected average life of
9
years. Volatility and expected life were based on historical experience. The options are subject to a vesting period whereby
1/3
of the options vest immediately,
1/3
vest on
September 29, 2018
with the remaining
1/3
vesting on
September 29, 2019.

Share based payments based on the portion vested during the year ended
August 31, 2018
amounted to
$939,000
(
2017
-
$nil
).

(iii)	On
January 2, 2018,
the Company granted
100,000
stock options to a consultant of the Company. The options are exercisable at
CAD$0.35
per share expiring on
January 2, 2028.
The resulting fair value of
$31,000
was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of
0%;
expected volatility of
96%;
a risk-free interest rate of
2.08%
and an expected average life of
10
years. Volatility and expected life were based on historical experience. The options are subject to a vesting period whereby
1/4
of the options vest every
three
months through to
January 2, 2019.

Share based payments based on the portion vested during the year ended
August 31, 2018
amounted to
$27,000
(
2017
-
$nil
).

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	date	life (years) (1)
CAD0.35	100,000	-	January 2, 2028	9.34
CAD0.40	3,750,000	1,250,000	September 29, 2026	8.08
CAD0.43	3,582,000	1,194,000	October 11, 2026	8.12
CAD0.41	7,432,000	2,444,000		8.11

(1)	Total represents weighted average.